PIPE subscription obligation (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended
	Jan. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2023 USD ($)
PIPE subscription obligation
Loss on the change in fair value of the PIPE subscription obligation		$ 8,151			$ 22,051
Fair value of commitment shares							$ 122,953		$ 245,121		$ 237,671
Class B common shares
PIPE subscription obligation
Proceeds from issuance	$ 350
Number of shares issued | shares	3,500,000		3,500,000		3,500,000
Non-voting common stock, conversion ratio	0.01
Non-voting common stock, redemption amount	$ 350
Fair value of commitment shares	26,306	26,306	$ 26,306		$ 26,306
PIPE financing
PIPE subscription obligation
Proceeds from issuance	$ 107,675
Number of units issued | shares	10,556,367
Price per unit issued | $ / shares	$ 10.2
Number of shares in a unit | shares	1
Number of warrants in a unit | shares	1
Exercise price per unit of warrants or rights outstanding. | $ / shares	$ 12
Fair value of forward contract	$ 0
Loss on the change in fair value of the PIPE subscription obligation		$ 8,151		$ 0	$ 22,051	$ 0

[1]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.